ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.7%

Advertising – 0.6%
National CineMedia, Inc.	6,635	$21,630

Aerospace/Defense – 0.4%
AeroVironment, Inc.*(a)	237	14,448

Agriculture – 0.5%
Phibro Animal Health Corp., Class A	690	16,677

Airlines – 0.9%
Hawaiian Holdings, Inc.(a)	566	5,909
SkyWest, Inc.	1,043	27,316
Total Airlines		33,225

Apparel – 0.6%
Crocs, Inc.*	729	12,386
Steven Madden Ltd.	398	9,245
Total Apparel		21,631

Auto Parts & Equipment – 0.3%
Modine Manufacturing Co.*	3,855	12,529

Banks – 6.0%
1st Source Corp.	341	11,059
Community Trust Bancorp, Inc.	436	13,860
Eagle Bancorp, Inc.	549	16,585
First BanCorp (Puerto Rico)	2,319	12,337
First Bancorp/Southern Pines NC	523	12,071
First Financial Corp.	406	13,690
First Mid Bancshares, Inc.	426	10,113
Flagstar Bancorp, Inc.	539	10,688
Great Southern Bancorp, Inc.	349	14,100
Mercantile Bank Corp.	496	10,500
Metropolitan Bank Holding Corp.*	448	12,065
National Bank Holdings Corp., Class A	477	11,400
Nicolet Bankshares, Inc.*	384	20,959
Stock Yards Bancorp, Inc.	469	13,568
TriState Capital Holdings, Inc.*	1,097	10,608
Trustmark Corp.	505	11,767
United Community Banks, Inc.	554	10,144
Total Banks		215,514

Biotechnology – 4.4%
Arena Pharmaceuticals, Inc.*(a)	486	20,412
Dicerna Pharmaceuticals, Inc.*	915	16,809
Innoviva, Inc.*	1,262	14,841
Ligand Pharmaceuticals, Inc.*(a)	122	8,872
Nektar Therapeutics*(a)	958	17,100
REGENXBIO, Inc.*(a)	473	15,316
Xencor, Inc.*(a)	496	14,820
Zymeworks, Inc. (Canada)*	1,434	50,864
Total Biotechnology		159,034

Building Materials – 1.0%
AAON, Inc.(a)	260	12,563
Gibraltar Industries, Inc.*	586	25,151
Total Building Materials		37,714

Chemicals – 0.4%
Innospec, Inc.	221	15,357

Commercial Services – 4.6%
Adtalem Global Education, Inc.*	280	7,501
American Public Education, Inc.*	647	15,483
Barrett Business Services, Inc.	210	8,324
Cardtronics PLC, Class A*(a)	549	11,485
CBIZ, Inc.*	728	15,230
Cimpress PLC (Ireland)*(a)	205	10,906
CRA International, Inc.	338	11,293
Heidrick & Struggles International, Inc.	472	10,620
Kelly Services, Inc., Class A	745	9,454
LiveRamp Holdings, Inc.*	450	14,814
Medifast, Inc.	95	5,937
Perdoceo Education Corp.*	1,550	16,725
Progyny, Inc.*(a)	590	12,502
Rent-A-Center, Inc.	1,053	14,889
Total Commercial Services		165,163

Computers – 3.8%
Agilysys, Inc.*	950	15,865
Endava PLC (United Kingdom)*(b)	399	14,029
ExlService Holdings, Inc.*	280	14,568
Insight Enterprises, Inc.*(a)	390	16,431
Qualys, Inc.*(a)	348	30,272
SecureWorks Corp., Class A*	1,533	17,645
Tenable Holdings, Inc.*	717	15,674
WNS Holdings Ltd. (India)*(b)	278	11,948
Total Computers		136,432

Cosmetics / Personal Care – 0.7%
elf Beauty, Inc.*	1,025	10,086
Inter Parfums, Inc.	358	16,593
Total Cosmetics / Personal Care		26,679

Distribution / Wholesale – 0.9%
Core-Mark Holding Co., Inc.	608	17,370
G-III Apparel Group Ltd.*	443	3,411
Triton International Ltd. (Bermuda)	488	12,625
Total Distribution / Wholesale		33,406

Diversified Financial Services – 2.0%
Columbia Financial, Inc.*	1,051	15,134
Encore Capital Group, Inc.*(a)	435	10,170
Mr Cooper Group, Inc.*(a)	1,362	9,984
Navient Corp.	1,519	11,514
Nelnet, Inc., Class A	307	13,941
Waddell & Reed Financial, Inc., Class A	1,065	12,120
Total Diversified Financial Services		72,863

Electrical Components & Equipment – 1.2%
Encore Wire Corp.	355	14,906
Insteel Industries, Inc.	1,135	15,039
Powell Industries, Inc.	494	12,681
Total Electrical Components & Equipment		42,626

Electronics – 2.2%
Advanced Energy Industries, Inc.*	268	12,995
Alarm.com Holdings, Inc.*(a)	507	19,727
Benchmark Electronics, Inc.	514	10,275
Brady Corp., Class A	437	19,722
Napco Security Technologies, Inc.*(a)	1,052	15,959
Total Electronics		78,678

Energy - Alternate Sources – 0.4%
Renewable Energy Group, Inc.*	720	14,782

Engineering & Construction – 2.2%
Arcosa, Inc.	708	28,136
Construction Partners, Inc., Class A*(a)	1,314	22,194
Great Lakes Dredge & Dock Corp.*	1,678	13,927
MYR Group, Inc.*	615	16,107
Total Engineering & Construction		80,364

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Entertainment – 0.8%
Everi Holdings, Inc.*(a)	1,648	$5,439
IMAX Corp.*	787	7,122
Manchester United PLC, Class A (United Kingdom)	980	14,749
Total Entertainment		27,310

Environmental Control – 0.4%
Energy Recovery, Inc.*(a)	2,006	14,925

Food – 1.6%
Ingles Markets, Inc., Class A	494	17,863
John B Sanfilippo & Son, Inc.	235	21,009
Sprouts Farmers Market, Inc.*	700	13,013
United Natural Foods, Inc.*(a)	459	4,214
Total Food		56,099

Forest Products & Paper – 0.9%
Clearwater Paper Corp.*	915	19,956
Verso Corp., Class A*	950	10,716
Total Forest Products & Paper		30,672

Healthcare - Products – 4.3%
AngioDynamics, Inc.*	1,480	15,436
Castle Biosciences, Inc.*(a)	530	15,799
CONMED Corp.	310	17,754
Inmode Ltd.*	785	16,877
LeMaitre Vascular, Inc.(a)	675	16,821
Patterson Cos., Inc.	785	12,003
STAAR Surgical Co.*(a)	526	16,969
Surmodics, Inc.*	535	17,826
Tactile Systems Technology, Inc.*(a)	660	26,506
Total Healthcare - Products		155,991

Healthcare - Services – 2.9%
Ensign Group, Inc. (The)	438	16,473
Fulgent Genetics, Inc.*	1,510	16,248
LHC Group, Inc.*(a)	322	45,144
Medpace Holdings, Inc.*	200	14,676
Triple-S Management Corp., Class B (Puerto Rico)*	712	10,039
Total Healthcare - Services		102,580

Home Builders – 1.9%
Century Communities, Inc.*	473	6,863
LCI Industries	210	14,034
Meritage Homes Corp.*	274	10,004
Skyline Champion Corp.*	566	8,875
Taylor Morrison Home Corp.*	893	9,823
TRI Pointe Group, Inc.*	2,010	17,628
Total Home Builders		67,227

Home Furnishings – 0.9%
iRobot Corp.*(a)	175	7,157
Sonos, Inc.*	1,770	15,010
Universal Electronics, Inc.*	299	11,473
Total Home Furnishings		33,640

Household Products / Wares – 0.4%
Quanex Building Products Corp.	1,525	15,372

Insurance – 3.1%
Ambac Financial Group, Inc.*	910	11,229
American Equity Investment Life Holding Co.	608	11,430
Argo Group International Holdings Ltd.	329	12,193
eHealth, Inc.*(a)	122	17,180
Employers Holdings, Inc.	396	16,042
MBIA, Inc.*(a)	1,804	12,881
NMI Holdings, Inc., Class A*	1,070	12,423
White Mountains Insurance Group Ltd.	19	17,290
Total Insurance		110,668

Internet – 4.7%
1-800-Flowers.com, Inc., Class A*(a)	1,105	14,619
21Vianet Group, Inc. (China)*(b)	1,215	16,840
Boingo Wireless, Inc.*	1,538	16,318
ePlus, Inc.*	270	16,907
FireEye, Inc.*	1,325	14,019
HealthStream, Inc.*	600	14,370
Perficient, Inc.*	858	23,243
Rubicon Project, Inc. (The)*	3,061	16,989
Shutterstock, Inc.(a)	414	13,314
Stamps.com, Inc.*	112	14,569
Upwork, Inc.*(a)	1,119	7,218
Total Internet		168,406

Leisure Time – 1.8%
Fox Factory Holding Corp.*(a)	616	25,872
Malibu Boats, Inc., Class A*	438	12,610
Marine Products Corp.	1,280	10,343
YETI Holdings, Inc.*(a)	737	14,386
Total Leisure Time		63,211

Machinery - Diversified – 0.9%
Alamo Group, Inc.	221	19,620
Chart Industries, Inc.*(a)	458	13,273
Total Machinery - Diversified		32,893

Mining – 0.4%
Century Aluminum Co.*	3,595	13,014

Miscellaneous Manufacturing – 2.9%
ESCO Technologies, Inc.	335	25,430
Fabrinet (Thailand)*	367	20,023
Federal Signal Corp.	758	20,678
John Bean Technologies Corp.(a)	351	26,069
Trinity Industries, Inc.	765	12,294
Total Miscellaneous Manufacturing		104,494

Office Furnishings – 0.8%
Herman Miller, Inc.	489	10,856
Steelcase, Inc., Class A	1,690	16,680
Total Office Furnishings		27,536

Oil & Gas – 0.5%
Antero Resources Corp.*	11,865	8,459
CNX Resources Corp.*(a)	1,257	6,687
PDC Energy, Inc.*(a)	266	1,652
Total Oil & Gas		16,798

Oil & Gas Services – 0.5%
Archrock, Inc.	2,241	8,426
DMC Global, Inc.	260	5,983
Helix Energy Solutions Group, Inc.*	2,391	3,921
Total Oil & Gas Services		18,330

Packaging & Containers – 0.3%
Greif, Inc., Class A	388	12,063

Pharmaceuticals – 2.7%
Anika Therapeutics, Inc.*	305	8,817
Collegium Pharmaceutical, Inc.*	890	14,534
Covetrus, Inc.*(a)	1,183	9,630

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Pharmaceuticals (continued)
Enanta Pharmaceuticals, Inc.*	419	$21,549
Pacira BioSciences, Inc.*	457	15,323
USANA Health Sciences, Inc.*	241	13,920
Vanda Pharmaceuticals, Inc.*	1,125	11,655
Total Pharmaceuticals		95,428

Private Equity – 0.3%
Kennedy-Wilson Holdings, Inc.	762	10,226

Real Estate – 0.9%
eXp World Holdings, Inc.*(a)	1,754	14,839
McGrath RentCorp	366	19,171
Total Real Estate		34,010

REITS – 8.0%
Acadia Realty Trust	612	7,583
Agree Realty Corp.	399	24,698
American Assets Trust, Inc.	401	10,025
Brandywine Realty Trust	1,355	14,254
DiamondRock Hospitality Co.	5,740	29,159
Easterly Government Properties, Inc.	520	12,813
iStar, Inc.(a)	1,277	13,549
Kite Realty Group Trust	1,475	13,968
Mack-Cali Realty Corp.	808	12,306
National Storage Affiliates Trust	540	15,984
Pebblebrook Hotel Trust	1,985	21,617
Physicians Realty Trust	1,065	14,846
Preferred Apartment Communities, Inc., Class A	1,185	8,508
Retail Opportunity Investments Corp.	947	7,851
Retail Properties of America, Inc., Class A	4,100	21,197
RPT Realty	2,127	12,826
Terreno Realty Corp.	545	28,204
Xenia Hotels & Resorts, Inc.	1,812	18,663
Total REITS		288,051

Retail – 4.7%
America’s Car-Mart, Inc.*	292	16,454
BJ’s Restaurants, Inc.	357	4,959
BMC Stock Holdings, Inc.*	675	11,968
Boot Barn Holdings, Inc.*	799	10,331
Chico's FAS, Inc.	8,230	10,617
Chuy’s Holdings, Inc.*	670	6,747
Hibbett Sports, Inc.*(a)	912	9,973
MarineMax, Inc.*	1,505	15,682
Noodles & Co.*	3,075	14,483
PC Connection, Inc.	591	24,355
Shake Shack, Inc., Class A*(a)	175	6,604
Shoe Carnival, Inc.(a)	522	10,842
Signet Jewelers Ltd.(a)	1,690	10,901
Zumiez, Inc.*	925	16,021
Total Retail		169,937

Semiconductors – 7.3%
Amkor Technology, Inc.*	1,338	10,423
CEVA, Inc.*	544	13,562
Cohu, Inc.	940	11,637
Diodes, Inc.*(a)	605	24,584
DSP Group, Inc.*	1,204	16,133
FormFactor, Inc.*	753	15,128
Inphi Corp.*	241	19,080
Kulicke & Soffa Industries, Inc. (Singapore)	610	12,731
MACOM Technology Solutions Holdings, Inc.*	745	14,103
MagnaChip Semiconductor Corp. (South Korea)*	1,638	18,100
Nova Measuring Instruments Ltd. (Israel)*	473	15,443
Onto Innovation, Inc.*	1,195	35,456
Power Integrations, Inc.	200	17,666
Synaptics, Inc.*	255	14,757
Ultra Clean Holdings, Inc.*	773	10,667
Veeco Instruments, Inc.*	1,175	11,245
Total Semiconductors		260,715

Software – 6.0%
American Software, Inc., Class A	1,076	15,290
Arco Platform Ltd., Class A (Brazil)*	315	13,312
Bandwidth, Inc., Class A*(a)	224	15,073
Box, Inc., Class A*	1,279	17,957
CommVault Systems, Inc.*(a)	356	14,411
Digital Turbine, Inc.*	2,825	12,176
DouYu International Holdings Ltd. (China)*(b)	1,595	10,224
Glu Mobile, Inc.*	3,237	20,361
ManTech International Corp., Class A	344	24,998
MicroStrategy, Inc., Class A*	124	14,644
Model N, Inc.*	765	16,991
Omnicell, Inc.*	266	17,444
SPS Commerce, Inc.*	464	21,581
Total Software		214,462

Telecommunications – 2.0%
ADTRAN, Inc.	2,395	18,394
ATN International, Inc.	316	18,552
NeoPhotonics Corp.*	2,097	15,203
Viavi Solutions, Inc.*	1,838	20,604
Total Telecommunications		72,753

Textiles – 0.5%
UniFirst Corp.	108	16,318

Transportation – 2.7%
Atlas Air Worldwide Holdings, Inc.*	630	16,172
Atlas Corp. (Canada)	1,583	12,173
Costamare, Inc. (Monaco)	2,137	9,659
Frontline Ltd. (Norway)	2,935	28,206
Golden Ocean Group Ltd (Norway)(a)	3,225	10,094
Werner Enterprises, Inc.(a)	556	20,161
Total Transportation		96,465

Trucking & Leasing – 0.5%
Fly Leasing Ltd. (Ireland)*(b)	1,104	7,772
GATX Corp.(a)	189	11,824
Total Trucking & Leasing		19,596
Total Common Stocks
(Cost $4,041,712)		3,547,942

MONEY MARKET FUND – 1.8%
STIT - Government & Agency Portfolio, Institutional Class, 0.43%(c) (Cost $66,492)	66,492	66,492

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENT – 2.2%(d)
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.01%, total to be received $78,599, (collateralized by various U.S. Government Agency Obligations, 0.15%-8.50%, 04/15/21-09/20/69, totaling $79,924)
(Cost $78,599)	$78,599	$78,599

Total Investments – 102.7%
(Cost $4,186,803)		3,693,033
Liabilities in Excess of Other Assets – (2.7%)		(98,748)
Net Assets – 100.0%		$3,594,285

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $702,674; the aggregate market value of the collateral held by the fund is $721,272. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $642,673.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2020.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,547,942	$–	$–	$3,547,942
Money Market Fund	66,492	–	–	66,492
Repurchase Agreement	–	78,599	–	78,599
Total	$3,614,434	$78,599	$–	$3,693,033

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	0.6%
Aerospace/Defense	0.4
Agriculture	0.5
Airlines	0.9
Apparel	0.6
Auto Parts & Equipment	0.3
Banks	6.0
Biotechnology	4.4
Building Materials	1.0
Chemicals	0.4
Commercial Services	4.6
Computers	3.8
Cosmetics / Personal Care	0.7
Distribution / Wholesale	0.9
Diversified Financial Services	2.0
Electrical Components & Equipment	1.2
Electronics	2.2
Energy - Alternate Sources	0.4
Engineering & Construction	2.2
Entertainment	0.8
Environmental Control	0.4
Food	1.6
Forest Products & Paper	0.9
Healthcare - Products	4.3
Healthcare - Services	2.9
Home Builders	1.9
Home Furnishings	0.9
Household Products / Wares	0.4
Insurance	3.1
Internet	4.7
Leisure Time	1.8
Machinery - Diversified	0.9
Mining	0.4
Miscellaneous Manufacturing	2.9
Office Furnishings	0.8
Oil & Gas	0.5
Oil & Gas Services	0.5
Packaging & Containers	0.3
Pharmaceuticals	2.7
Private Equity	0.3
Real Estate	0.9
REITS	8.0
Retail	4.7
Semiconductors	7.3
Software	6.0
Telecommunications	2.0
Textiles	0.5
Transportation	2.7
Trucking & Leasing	0.5
Money Market Fund	1.8
Repurchase Agreement	2.2
Total Investments	102.7
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%